Capital stock (Tables)	6 Months Ended
Feb. 28, 2025
Capital stock
Summary of issued capital

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
1,033,764 Voting Common Shares [August 31, 2024 – 16,350]	80,783,662	55,382,754
48 Pre-Funded Warrants [August 31, 2024 – 48]	38,725	38,725
	80,822,387	55,421,479